Acquisitions, other investments and divestitures - Narrative, Acquisitions (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Jan. 12, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	€ 3,800	€ 286,539	€ 181,927	€ 286,539	€ 282,664
Loss on contract termaintion			500
Developed Europe
Business Acquisition [Line Items]
Goodwill	2,500	200,067	95,451	200,067	197,516
Americas
Business Acquisition [Line Items]
Goodwill	€ 1,300	86,472	€ 86,476	86,472	85,148
Weekengo GmbH
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Consideration for shares acquired	€ 6,700
Consideration for domain and trademark acquired	700
Payments to acquire businesses	7,400
Increase in deferred tax assets, measurement period adjustment		1,500
Deferred tax liabilities, measurement period adjustment		(300)
Decrease in goodwill, measurement period adjustment		€ (1,200)
Intangible assets, net	675
Consideration for property and equipment acquired	1,662
Goodwill	3,838
Revenue of acquiree				200
Operating losses of acquiree				€ 2,300
Revenue					249,287
Weekengo GmbH | Accounting Policies, Fair Value Adjustments On Intangible Assets And Acquisition Related Costs
Business Acquisition [Line Items]
Revenue					€ (600)
Weekengo GmbH | Capitalized Software And Software Development Costs
Business Acquisition [Line Items]
Consideration for property and equipment acquired	€ 1,600
Estimated useful lives, property and equipment	3 years
Weekengo GmbH | Trademark and Domain
Business Acquisition [Line Items]
Intangible assets, net	€ 700
Estimated useful life, finite-lived intangible assets acquired	5 years